GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
GOODWILL AND OTHER INTANGIBLE ASSETS, NET
Schedule of other intangible assets, net

	December 31, 2025
	Gross		Net
	carrying	Accumulated	carrying
	amount	amortization	amount
Internal-use software	$40,054	$(13,522)	$26,532
Technology	23,153	(9,624)	13,529
Other intangibles	5,549	(2,028)	3,521
Total intangible assets	$68,756	$(25,174)	$43,582

	December 31, 2024
	Gross		Net
	carrying	Accumulated	carrying
	amount	amortization	amount
Internal-use software	$26,284	$(9,544)	$16,740
Technology	23,153	(6,390)	16,763
Other intangibles	4,397	(1,442)	2,955
Total intangible assets	$53,834	$(17,376)	$36,458

Schedule of estimated future amortization expense of other intangible assets
c.The estimated future amortization expense of other intangible assets as of December 31, 2025 is as follows:

2026	$10,611
2027	9,624
2028	8,926
2029	5,912
2030	5,227
Thereafter	3,282
Total	$43,582